BB&T FUNDS
SUPPLEMENT DATED JUNE 17, 2008
TO THE
CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
DATED FEBRUARY 1, 2008
Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A, Class B, and Class C Shares Prospectus (the “Prospectus”) dated February 1, 2008:
Additional Investment Strategies and Risks: All Tax-Free Bond Funds
The first paragraph under the sub-heading “All Tax-Free Bond Funds” in the “Additional Investment Strategies and Risks” section on page 110 of the Prospectus is deleted in its entirety and replaced with the following disclosure:
Each Fund will invest in Tax-Exempt Obligations which are rated at the time of purchase in one of the four highest categories by an NRSRO in the case of bonds; one of the two highest categories by an NRSRO in the case of notes; rated “SP-1” or higher by S&P or “MIG-2” or higher by Moody’s or rated at a comparable level of quality by another NRSRO in the case of tax-exempt commercial paper; rated “VMIG-1” or higher by Moody’s or rated at a comparable level of quality by another NRSRO in the case of variable rate demand obligations; or are determined by the portfolio manager to be of comparable quality.
The Investment Sub-Advisers
Under the heading “The Investment Sub-Advisers” on pages 123-124 of the Prospectus, the information regarding the International Equity Fund is deleted in its entirety and replaced with the following disclosure:
International Equity Fund. At a special meeting of shareholders held on June 11, 2008, shareholders of the International Equity Fund approved a sub-advisory agreement between Artio (formerly Julius Baer Investment Management LLC (“JBIM”)) and BB&T Asset Management (the “Artio Sub-Advisory Agreement”). Under the Artio Sub-Advisory Agreement, Artio manages the Fund, selects its investments, and places all orders for purchases and sales of the Fund’s securities, subject to the general supervision of BB&T Fund’s Board of Trustees and BB&T Asset Management and in accordance with the Fund’s investment objective. Under the Artio Sub-Advisory Agreement, BB&T Asset Management has agreed to pay Artio a fee, computed daily and paid monthly, equal to the lesser of (i) 0.80% per annum of the first $20 million of the Fund’s average daily net assets, 0.60% per annum of the next $20 million of the Fund’s average daily net assets, 0.50% per annum of the next $60 million of the Fund’s average daily net assets, and 0.40% per annum thereafter, or (ii) such fee as may from time to time be agreed upon in writing by the Adviser and Artio.
Artio, located at 330 Madison Avenue, New York, New York 10017, has provided investment advisory services to institutional clients and registered investment companies since 1983. As of December 31, 2007, Artio had approximately $75.2 billion in assets under management.
JBIM has served as sub-adviser to BB&T International Equity Fund since July 2, 2007, under a sub-advisory agreement between JBIM and BB&T Asset Management. This sub-advisory agreement is expected to terminate by virtue of statutory assignment due to an anticipated change of control of Artio, at which time the Artio Sub-Advisory Agreement will take effect.
Until July 2, 2007, UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) served as the sub-adviser to the International Equity Fund. For the Fund’s most recent fiscal year, UBS Global AM received a fee, computed daily and payable monthly, of (i) 0.45% per annum of the first $50 million of the Fund’s average daily net assets, (ii) 0.43% per annum of the next $50 million of the Fund’s average daily net assets, and (iii) 0.38% per annum above $100 million of the Fund’s average daily net assets.
In addition, the paragraph immediately preceding the heading “The Investment Sub-Advisers” is deleted in its entirety and replaced with the following disclosure:

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with BB&T Asset Management and sub-advisory agreements with Scott & Stringfellow, Inc. (“Scott & Stringfellow”), Federated Investment Management Company (“Federated IMC”), and Sterling Capital Management LLC (“Sterling Capital”) is available in the Funds’ annual report to shareholders for the period ended September 30, 2007, and, with respect to the sub-advisory agreement with Artio Global Management LLC (“Artio”), in the Funds’ semi-annual report to shareholders for the period ended March 31, 2008.
Other references to Julius Baer Investment Management LLC in the prospectus are hereby changed to Artio.
Institutional Shares
The third full paragraph on page 129 of the Prospectus is deleted in its entirety and replaced with the following disclosure:
The Funds also offer Institutional Shares, which have their own expense structure and are only available to Branch Banking and Trust Company, its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity; to individuals or corporations investing $1,500,000 or more; or to employees of BB&T Asset Management. Call the Funds for more information (see back cover of this Prospectus).
Redemption by Check Writing — Money Market Funds Only
The following sentence is added after the first paragraph under the heading “Redemption by Check Writing — Money Market Funds Only” on page 135 of the Prospectus: “In addition, Shareholders who invest through certain financial intermediaries may be eligible for check writing privileges for amounts less than $100 on Class A Shares of National Tax-Free Money Market Fund, Prime Money Market Fund or U.S. Treasury Money Market Fund. Please contact your financial intermediary for information.”
Class A Shares
The second bullet point under the sub-heading “Class A Shares” on page 140 of the Prospectus is deleted in its entirety and replaced with the following disclosure: “Shares purchased with proceeds from redemptions from another mutual fund complex within 60 days after redemption, if you paid a sales charge for those shares during the previous two calendar years;” This statement is revised accordingly under the sub-heading “Contingent Deferred Sales Charge” on page 134 of the Prospectus and under the sub-heading “Calculation of Sales Charges: Class A Shares” on page 138 of the Prospectus.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE.
RTL-SUP-0608

BB&T FUNDS
SUPPLEMENT DATED JUNE 17, 2008
TO THE
INSTITUTIONAL SHARES PROSPECTUS
DATED FEBRUARY 1, 2008
Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Institutional Shares Prospectus (the “Prospectus”) dated February 1, 2008:
Additional Investment Strategies and Risks: All Tax-Free Bond Funds
The first paragraph under the sub-heading “All Tax-Free Bond Funds” in the “Additional Investment Strategies and Risks” section on page 85 of the Prospectus is deleted in its entirety and replaced with the following disclosure:
Each Fund will invest in Tax-Exempt Obligations which are rated at the time of purchase in one of the four highest categories by an NRSRO in the case of bonds; one of the two highest categories by an NRSRO in the case of notes; rated “SP-1” or higher by S&P or “MIG-2” or higher by Moody’s or rated at a comparable level of quality by another NRSRO in the case of tax-exempt commercial paper; rated “VMIG-1” or higher by Moody’s or rated at a comparable level of quality by another NRSRO in the case of variable rate demand obligations; or are determined by the portfolio manager to be of comparable quality.
The Investment Sub-Advisers
Under the heading “The Investment Sub-Advisers” on pages 97 of the Prospectus, the information regarding the International Equity Fund is deleted in its entirety and replaced with the following disclosure:
International Equity Fund. At a special meeting of shareholders held on June 11, 2008, shareholders of the International Equity Fund approved a sub-advisory agreement between Artio (formerly Julius Baer Investment Management LLC (“JBIM”)) and BB&T Asset Management (the “Artio Sub-Advisory Agreement”). Under the Artio Sub-Advisory Agreement, Artio manages the Fund, selects its investments, and places all orders for purchases and sales of the Fund’s securities, subject to the general supervision of BB&T Fund’s Board of Trustees and BB&T Asset Management and in accordance with the Fund’s investment objective. Under the Artio Sub-Advisory Agreement, BB&T Asset Management has agreed to pay Artio a fee, computed daily and paid monthly, equal to the lesser of (i) 0.80% per annum of the first $20 million of the Fund’s average daily net assets, 0.60% per annum of the next $20 million of the Fund’s average daily net assets, 0.50% per annum of the next $60 million of the Fund’s average daily net assets, and 0.40% per annum thereafter, or (ii) such fee as may from time to time be agreed upon in writing by the Adviser and Artio.
Artio, located at 330 Madison Avenue, New York, New York 10017, has provided investment advisory services to institutional clients and registered investment companies since 1983. As of December 31, 2007, Artio had approximately $75.2 billion in assets under management.
JBIM has served as sub-adviser to BB&T International Equity Fund since July 2, 2007, under a sub-advisory agreement between JBIM and BB&T Asset Management. This sub-advisory agreement is expected to terminate by virtue of statutory assignment due to an anticipated change of control of Artio, at which time the Artio Sub-Advisory Agreement will take effect.
Until July 2, 2007, UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) served as the sub-adviser to the International Equity Fund. For the Fund’s most recent fiscal year, UBS Global AM received a fee, computed daily and payable monthly, of (i) 0.45% per annum of the first $50 million of the Fund’s average daily net assets, (ii) 0.43% per annum of the next $50 million of the Fund’s average daily net assets, and (iii) 0.38% per annum above $100 million of the Fund’s average daily net assets.
In addition, the paragraph immediately preceding the heading “The Investment Sub-Advisers” is deleted in its entirety and replaced with the following disclosure:

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with BB&T Asset Management and sub-advisory agreements with Scott & Stringfellow, Inc. (“Scott & Stringfellow”), Federated Investment Management Company (“Federated IMC”), and Sterling Capital Management LLC (“Sterling Capital”) is available in the Funds’ annual report to shareholders for the period ended September 30, 2007, and, with respect to the sub-advisory agreement with Artio Global Management LLC (“Artio”), in the Funds’ semi-annual report to shareholders for the period ended March 31, 2008.
Other references to Julius Baer Investment Management LLC in the prospectus are hereby changed to Artio.
Institutional Shares
Under the sub-heading “Institutional Shares” in the “Shareholder Information” section on page 101 of the Prospectus, the disclosure under the third bullet is deleted in its entirety and replaced with the following disclosure:
Available only to Branch Banking and Trust Company and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity; to individuals or corporations investing $1,500,000 or more; or to employees of BB&T Asset Management.
In addition, the third sentence under the heading “Investment Amounts” on page 101 of the Prospectus is revised to reflect that employees of BB&T Asset Management are not subject to the minimum initial investment requirement.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE.
INST-SUP-0608

BB&T FUNDS
SUPPLEMENT DATED JUNE 17, 2008
TO THE
MONEY MARKET FUNDS PROSPECTUS
DATED FEBRUARY 1, 2008
Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Money Market Funds Prospectus (the “Prospectus”) dated February 1, 2008:
Institutional Shares
Under the sub-heading “Institutional Shares” in the “Shareholder Information” section on page 25 of the Prospectus, the disclosure under the third bullet is deleted in its entirety and replaced with the following disclosure:
Available only to Branch Banking and Trust Company and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity; to individuals or corporations investing $1,500,000 or more; or to employees of BB&T Asset Management.
In addition, the following sentence is added under the sub-heading “Minimum Investment Amount for Institutional Shares” in the “Shareholder Information” section on pages 25-26 of the Prospectus:
Employees of BB&T Asset Management and other investors purchasing Shares through Branch Banking and Trust Company, its affiliates or other financial service providers approved by the Distributor are not subject to a minimum initial investment requirement.
Redemption by Check Writing — Money Market Funds Only
The following sentence is added after the first paragraph under the heading “Redemption by Check Writing — Class A Shares Only” on page 31 of the Prospectus: “In addition, Shareholders who invest through certain financial intermediaries may be eligible for check writing privileges for amounts less than $100 on Class A Shares of National Tax-Free Money Market Fund, Prime Money Market Fund or U.S. Treasury Money Market Fund. Please contact your financial intermediary for information.”
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE.

BB&T FUNDS
SUPPLEMENT DATED JUNE 17, 2008
TO THE
EQUITY INDEX FUND
CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
DATED MAY 1, 2008
Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A, Class B, and Class C Shares Prospectus (the “Prospectus”) dated May 1, 2008:
The Investment Adviser
The third sentence under the sub-heading “Adviser to the Master Portfolio” on page 11 of the Prospectus is deleted in its entirety and replaced with the following disclosure: “BGFA is located at 400 Howard Street, San Francisco, California, 94105.”
Institutional Shares
The fourth full paragraph on page 13 of the Prospectus is deleted in its entirety and replaced with the following disclosure:
The Funds also offer Institutional Shares, which have their own expense structure and are only available to fiduciary clients of Branch Banking and Trust Company, its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity; or to employees of BB&T Asset Management. Call the Distributor for more information (see back cover of this Prospectus).
Class A Shares
The second bullet point under the sub-heading “Class A Shares” on page 23 of the Prospectus is deleted in its entirety and replaced with the following disclosure: “Shares purchased with proceeds from redemptions from another mutual fund complex within 60 days after redemption, if you paid a sales charge for those shares during the previous two calendar years;” This statement is revised accordingly under the sub-heading “Contingent Deferred Sales Charge” on page 18 of the Prospectus and under the sub-heading “Calculation of Sales Charges: Class A Shares” on page 21 of the Prospectus.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE.
     EQX-SUP-0608

BB&T FUNDS
SUPPLEMENT DATED JUNE 17, 2008
TO THE
EQUITY INDEX FUND
INSTITUTIONAL SHARES PROSPECTUS
DATED MAY 1, 2008
Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Institutional Shares Prospectus (the “Prospectus”) dated May 1, 2008:
The Investment Adviser
The third sentence under the sub-heading “Adviser to the Master Portfolio” on page 11 of the Prospectus is deleted in its entirety and replaced with the following disclosure: BGFA is located at 400 Howard Street, San Francisco, California, 94105.
Institutional Shares
Under the sub-heading “Institutional Shares” in the “Shareholder Information” section on page 13 of the Prospectus, the disclosure under the third bullet is deleted in its entirety and replaced with the following disclosure:
Available only to Branch Banking and Trust Company and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity; to individuals or corporations investing $1,500,000 or more; or to employees of BB&T Asset Management.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE.
EQX-I-SUP-0608

BB&T FUNDS
SUPPLEMENT DATED JUNE 17, 2008
TO THE
BB&T FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 1, 2008
Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Statement of Additional Information (“SAI”) dated February 1, 2008:
Auction Rate Securities
The following disclosure is added under the heading “Additional Information on Portfolio Instruments” on page 4 of the SAI:
AUCTION RATE SECURITIES. The Funds (except the Money Market Funds) may invest in securities issued by municipalities and governmental agencies and sold through an auction process.
     Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by a “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale.
     While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Since February 2008, numerous auctions have failed due to insufficient demand for securities and have continued to fail for an extended period of time. Failed auctions may adversely impact the liquidity of auction rate securities investments. Although some issuers of auction rate securities are redeeming or are considering redeeming such securities, such issuers are not obligated to do so and, therefore, there is no guarantee that a liquid market will exist for a Fund’s investments in auction rate securities at a time when the Fund wishes to dispose of such securities.
     An issuer’s obligations under its auction rate municipal securities are subject to provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its auction rate municipal securities may be materially, adversely affected by litigation or other conditions.
Class A Shares
Under the sub-headings “Class A Shares” on pages 32-33 in the second and third paragraphs of footnote 1 and “Sales Charge Reductions and Waivers” on page 34 of the SAI, the disclosure is revised to reflect that a CDSC of up to 1.00% of the purchase price will be charged to (i) employees of BB&T Funds, BB&T and its affiliates and (ii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares during the previous two calendar years.
Sub-Advisers
Under the sub-heading “International Equity Fund” in the “Sub-Advisers” section on pages 78-79 of the SAI, the information is deleted in its entirety and replaced with the following disclosure:
     International Equity Fund. Investment sub-advisory and management services are provided to the International Equity Fund by Artio Global Management LLC (“Artio”) (formerly Julius Baer Investment Management LLC (“JBIM”)) pursuant to a sub-advisory agreement with BB&T Asset Management (the “Artio Sub-Advisory Agreement”) that was approved by shareholders of the Fund at a special meeting held on June 11, 2008. In consideration for the services provided and expenses assumed under the Artio Sub-Advisory

Agreement, BB&T Asset Management has agreed to pay Artio a fee, computed daily and paid monthly, equal to the lesser of (i) 0.80% per annum of the first $20 million of the Fund’s average daily net assets, 0.60% per annum of the next $20 million of the Fund’s average daily net assets, 0.50% per annum of the next $60 million of the Fund’s average daily net assets, and 0.40% per annum thereafter, or (ii) such fee as may from time to time be agreed upon in writing by the Adviser and Artio.
     Artio, located at 330 Madison Avenue, New York, New York 10017, is a registered investment adviser. Artio Global Investors, Inc. (“Artio Global”) is the holding company of Artio. Artio Global, formerly known as Julius Baer Americas, Inc., is a subsidiary of the Swiss-based Julius Baer Group, an entity whose roots date back to the 19th century. Artio Global is wholly-owned by Julius Baer Holding Ltd. (“Holding Ltd.”). Holding Ltd. is located at Bahnhofstrasse, 36, CG-8010 Zurich, Switzerland, and is the indirect majority owner of Artio.
     The owners of Artio are in the process of selling an interest in Artio Global, Artio’s parent, to the public through an initial public offering (the “IPO”). Upon completion of the IPO, Holding Ltd., the current sole shareholder of Artio Global, will no longer control Artio as all or a portion of the shares of Artio Global owned by Holding Ltd. will be redeemed with the proceeds of the IPO. Immediately after the IPO, approximately 70% of Artio will be indirectly owned, collectively, by the public and Holding Ltd. and the senior members of Artio’s management will own a substantial interest in Artio. After the completion of the IPO, Artio’s present management is expected to continue to conduct the day-to-day business activities of Artio, including portfolio management for the Fund.
     JBIM has served as sub-adviser to BB&T International Equity Fund since July 2, 2007, under a sub-advisory agreement between JBIM and BB&T Asset Management. This sub-advisory agreement is expected to terminate by virtue of statutory assignment due to the anticipated change of control of Artio resulting from the IPO, at which time the Artio Sub-Advisory Agreement will take effect.
     For the period from July 2, 2007 to September 30, 2007, BB&T Asset Management paid JBIM $170,543 for sub-advisory services to the International Equity Fund. Because JBIM began providing sub-advisory services to the Fund in July 2007, no fees were paid to JBIM for investment advisory services during the fiscal years ended September 30, 2006 and 2005.
     Until July 2, 2007, investment sub-advisory and management services were provided to the International Equity Fund by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) pursuant to an investment sub-advisory agreement with BB&T Asset Management (the “UBS Sub-Advisory Agreement”) between BB&T Asset Management and UBS Global AM. For the fiscal years ended September 30, 2006, 2005 and 2004, BB&T Asset Management paid UBS Global AM $903,982, $968,540 and $770,647, respectively, for sub-advisory services to the International Equity Fund.
     UBS Global AM, located at One North Wacker Drive, Chicago, IL 60606, began managing institutional assets in 1974 through its predecessor entities, including Brinson Partners, Inc. and First Chicago Investment Advisors. Swiss Bank Corporation (“SBC”) acquired the firm in 1995. In 1998, SBC merged with Union Bank of Switzerland to form UBS AG. UBS Global AM is a member of the UBS Global Asset Management business group (the “Group”) of UBS AG. As of September 30, 2006, UBS Global AM had approximately $143 billion in assets under management and the Group had approximately $658 billion in assets under management.
Other references in the SAI to Julius Baer Investment Management LLC are hereby changed to Artio.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

BB&T FUNDS
SUPPLEMENT DATED JUNE 17, 2008
TO THE
EQUITY INDEX FUND STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2008
Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Statement of Additional Information (“SAI”) dated May 1, 2008:
Class A Shares
Under the sub-heading “Sales Charge Reductions and Waivers” on page 16 of the SAI, the disclosure is revised to reflect that a CDSC of up to 1.00% of the purchase price will be charged to (i) employees of BB&T Funds, BB&T and its affiliates and (ii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares during the previous two calendar years.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.